SCHEDULE OF REVENUE AND NON-CURRENT ASSETS BY GEOGRAPHIC LOCATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current assets	$ 113,070,745	$ 58,636,524
North America / South America	8,387,222	7,581,962	$ 22,537,544
Revenue			22,537,544
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Non-current assets		395,469
North America / South America
Revenue
Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets	16,388,237	13,871,548
North America / South America	5,294,373	3,247,425	7,899,129
Europe middle east africa [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Non-current assets		395,469
North America / South America
Pacific [member]
IfrsStatementLineItems [Line Items]
Non-current assets	96,652,176	39,977,596
North America / South America	2,807,918	2,215,686	3,536,204
Pacific [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Non-current assets
North America / South America
North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets	30,332	4,787,380
North America / South America	284,931	2,118,851	11,102,211
North america south america [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Non-current assets
North America / South America
Central [member]
IfrsStatementLineItems [Line Items]
Non-current assets	42,508,949	37,321,617
North America / South America
Revenue
Central [member] | Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets
North America / South America
Central [member] | Pacific [member]
IfrsStatementLineItems [Line Items]
Non-current assets	42,508,949	37,321,617
North America / South America
Central [member] | North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets
North America / South America
Academy [member]
IfrsStatementLineItems [Line Items]
Non-current assets	8,416,060	18,540,701
North America / South America	4,730,182	5,381,488
Revenue			8,373,848
Academy [member] | Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets	8,395,429	13,476,079
North America / South America	3,540,448	3,247,425	3,609,681
Academy [member] | Pacific [member]
IfrsStatementLineItems [Line Items]
Non-current assets	20,631	313,803
North America / South America	904,803	1,295,759	2,301,742
Academy [member] | North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets		4,750,819
North America / South America	284,931	838,304	2,462,425
School [member]
IfrsStatementLineItems [Line Items]
Non-current assets	12,579,167	2,378,737
North America / South America	1,459,332	2,200,474
Revenue			9,712,312
School [member] | Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets
North America / South America
School [member] | Pacific [member]
IfrsStatementLineItems [Line Items]
Non-current assets	12,548,835	2,342,176
North America / South America	1,459,332	919,927	1,072,526
School [member] | North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets	30,332	36,561
North America / South America		1,280,547	8,639,786
Resorts [member]
IfrsStatementLineItems [Line Items]
Non-current assets	49,566,569
North America / South America	2,197,708
Revenue			4,451,384
Resorts [member] | Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets	7,992,808
North America / South America	1,753,925		4,289,448
Resorts [member] | Pacific [member]
IfrsStatementLineItems [Line Items]
Non-current assets	41,573,761
North America / South America	443,783		161,936
Resorts [member] | North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets
North America / South America